TRADING ASSETS AND LIABILITIES - Investments in debt securities at fair value (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	24,400,493	19,332,588
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	20,163,214	15,451,121
Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	20,163,214	15,451,121
Debt securities | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	11,937,414	7,113,380
Debt securities | Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	11,937,414	7,113,380
Securities issued or secured by Colombian Government | Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	10,641,558	5,794,832
Securities issued or secured by other Colombian Government entities | Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	183,760	155,737
Securities issued or secured by foreign Governments | Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	75,379	32,079
Securities issued or secured by other financial entities | Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	1,002,194	1,084,461
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	8,813	6,406
Other debt securities | Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	$ 25,710	$ 39,865